Shareholders' Equity (Details Narrative) - USD ($)						1 Months Ended	3 Months Ended		12 Months Ended
	Feb. 27, 2018	Feb. 14, 2018	Feb. 05, 2018	Dec. 27, 2017	Jan. 06, 2017	Nov. 30, 2015	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Number of shares issued for services rendered, value							$ 718,200		$ 2,481,000
Number of shares granted									3,000,000
Stock-based compensation							$ 500,417		$ 3,287,500	$ 111,000
Selling, general and administrative expenses							3,448,271	4,764,655	11,804,322	3,173,851
Proceeds from issuance of common stock							1,068,000	400,000	455,000
Common stock value issued							$ 41,231		$ 38,522	2,972
Series A Convertible Preferred Stock [Member]
Conversion of common stock							316,050
Warrants [Member]
Shares issued price per share							$ 1.10
Conversion of common stock							856,360		1,306,360
Proceeds from issuance of common stock							$ 941,996
Options outstanding intrinsic value							10,800
Mr. Forchic [Member]
Stock-based compensation							534,310
Annual salary							449,000
Compensation charge cost							$ 983,310
Unvested stock option							2,000,000
Selling, general and administrative expenses							$ 983,310
Stock Option [Member]
Stock-based compensation							561,671	65,154
Compensation charge cost
Options outstanding intrinsic value							$ 1,530,000
Consulting Agreement [Member]
Number of common stock shares issued, value									$ 2,287,000
Number of shares issued for services rendered							465,000		1,427,000
Number of shares issued for services rendered, value							$ 718,200		$ 2,481,000
Consulting Agreement [Member] | Remain to be Issued [Member]
Number of common stock shares issued, value							$ 439,000
Number of common stock shares issued							395,000
Three Year Employment Agreement [Member] | Tiffany Davis [Member]
Number of shares granted		1,000,000
Number of shares vested		250,000
Fair value of options granted							$ 1,340,000
Stock-based compensation							335,000
Amortization							$ 1,005,000
Common stock vesting period							3 years
Stock based compensation, amortized							$ 41,875
Unearned compensation							963,125
Three Year Employment Agreement [Member] | Tiffany Davis [Member] | Signing of Employment Agreement [Member]
Number of shares vested		250,000
Four Year Employment Agreement [Member] | Stanley L. Teeple [Member]
Number of shares granted				1,000,000
Number of shares vested				250,000
Fair value of options granted				$ 1,710,000					1,710,000
Stock-based compensation									427,500
Amortization							$ 1,282,000		$ 1,282,000
Common stock vesting period							3 years		3 years
Stock based compensation, amortized							$ 106,875
Unearned compensation							1,175,125
Four Year Employment Agreement [Member] | Stanley L. Teeple [Member] | Signing of Employment Agreement [Member]
Number of shares vested				250,000
Four Year Employment Agreement [Member] | Employees [Member]
Number of shares granted						500,000
Fair value of options granted						$ 400,000			$ 100,000	$ 100,000
Stock-based compensation							16,667	25,000
Common stock vesting period						4 years
Share obligation	250,000
Number of shares issued with fair value under agreement									125,000
Employment Agreement [Member]
Number of common stock shares issued, value					$ 2,760,000
Number of common stock shares issued					5,411,765
Stock-based compensation					$ 300,000			300,000
Stock based compensation, amortized					$ 835,767		16,667	$ 25,000
Number of shares issued with fair value under agreement					300,000
Stock options granted price per share					$ 0.60
Common share options vesting percent					33.30%
Employment Agreement [Member] | Mr. Forchic [Member]
Number of common stock shares issued, value					$ 400,000
Number of common stock shares issued					784,314
Number of shares vested			3,000,000
Stock-based compensation					$ 100,000
Annual salary			$ 162,000
Regulation D offering [Member]
Number of common stock shares issued, value							$ 1,068,000
Number of common stock shares issued							821,538
Shares issued price per share							$ 1.30